CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets
Current assets	€ 35,781	€ 37,774
Cash and cash equivalents	3,643	7,569
Financial assets	13,194	14,044
Trade receivables	4,211	5,093
Inventories	13,116	9,539
Income tax receivables	5	3
Other assets	1,612	1,526
Non-current assets
Non-current assets	29,056	29,257
Financial assets	1,072	357
Intangible assets	1,340	1,111
Property, plant and equipment	26,550	27,698
Investments in joint venture	32	39
Other assets	62	52
Total assets	64,837	67,031
Current liabilities
Current liabilities	8,592	6,576
Deferred income	37	271
Trade payables	3,269	3,059
Contract liabilities	2,558
Financial liabilities	972	1,162
Other liabilities and provisions	1,756	2,084
Non-current liabilities
Non-current liabilities	16,612	16,537
Deferred income		18
Deferred tax liabilities	79	66
Financial liabilities	16,349	16,413
Other liabilities and provisions	184	40
Equity
Equity	39,633	43,918
Subscribed capital	3,720	3,720
Capital reserves	76,526	76,227
Accumulated deficit	(41,958)	(37,480)
Accumulated other comprehensive income	1,289	1,380
Equity attributable to the owners of the company	39,577	43,847
Non controlling interest	56	71
Total equity and liabilities	€ 64,837	€ 67,031